UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2003

Check here if Amendment [   ]; Amendment Number:
  This Amendment (Check only one):        [   ] is a restatement.
                                          [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hahn Capital Management, LLC
Address:    601 Montgomery Street - Suite 840
            San Francisco, CA 94111

Form 13F File Number:  028-10195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John D. Schaeffer
Title:      CFO
Phone:      415-394-6555

Signature, Place, and Date of Signing:

    /s/ John Schaeffer        San Francisco, CA          May 15, 2003
 ------------------------   ------------------------   ------------------------
       [Signature]               [City, State]                 [Date]


Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                                     ------------

Form 13F Information Table Entry Total:                   35
                                                     ------------

Form 13F Information Table Value Total:              $  133,028
                                                     ------------
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.             Form 13F File Number          Name

                                        FORM 13F INFORMATION TABLE
                                          VALUE       SHARES/     SH/PUT/INVSTMT OTHER        VOTING AUTHORITY
NAME OF ISSUER   TITLE OF CLASSCUSIP NO (X$1000)      PRN AMT     PRNCALLDSCRETNMANAGERS SOLE      SHARED     NONE
Allete                COM      018522102 2942749      110838      SH      SOLE          110838       0         0
Apogent Technolog     COM      03760A101 1240000       62000      SH      SOLE          62000        0         0
Autodesk              COM      052769106 2688634      166273      SH      SOLE          166273       0         0
Avon Products         COM      543031025 1778547       28594      SH      SOLE          28594        0         0
Boston Properties     COM      101121101 4689140      107058      SH      SOLE          107058       0         0
Brinks Company        COM      109696104 2253105      154640      SH      SOLE          154640       0         0
Burlington Resour     COM      122014103 6299642      116509      SH      SOLE          116509       0         0
Centurytel            COM      156700106 6125445      175766      SH      SOLE          175766       0         0
Charles River Lab     COM      159864107 2054661       63849      SH      SOLE          63849        0         0
Edward Lifescienc     COM      28176E108 4874674      151670      SH      SOLE          151670       0         0
Gap (The)             COM      364760108 3803065      202722      SH      SOLE          202722       0         0
Grant Prideco         COM      38821G101 3385727      288147      SH      SOLE          288147       0         0
HCC Insurance Hol     COM      404132102 5499369      185978      SH      SOLE          185978       0         0
IDEX Corporation      COM      45167R104 3368943       92962      SH      SOLE          92962        0         0
Jacobs Engineerin     COM      469814107 7128829      169130      SH      SOLE          169130       0         0
Jones Apparel         COM      480074103 3090558      105624      SH      SOLE          105624       0         0
Kinder Morgan Ene     COM      494550106 1396913       35347      SH      SOLE          35347        0         0
Kinder Morgan Man     COM      49455U100 4796176      128035      SH      SOLE          128035       0         0
Kroger                COM      501044101 3539346      212191      SH      SOLE          212191       0         0
La Quinta Corp        COM      50419U202 3030956      703238      SH      SOLE          703238       0         0
New York Times        COM      650111107 3935113       86486      SH      SOLE          86486        0         0
PMI Group             COM      69344M101 1904217       70947      SH      SOLE          70947        0         0
PartnerRe             COM      G6852T105 5020586       98231      SH      SOLE          98231        0         0
Pep Boys              COM      713278109 5827268      431330      SH      SOLE          431330       0         0
Pioneer Natural R     COM      723787107 4812344      184381      SH      SOLE          184381       0         0
Prentiss Properti     COM      740706106 3787887      126305      SH      SOLE          126305       0         0
Principal Financi     COM      74251V102 3544275      109900      SH      SOLE          109900       0         0
Roper Industries      COM      776696106 2198446       59098      SH      SOLE          59098        0         0
Ross Stores           COM      778296103 3481607       81043      SH      SOLE          81043        0         0
Southtrust            COM      844730101 4690656      173728      SH      SOLE          173728       0         0
Southwest Airline     COM      844741108 4709790      273825      SH      SOLE          273825       0         0
Tektronix             COM      879131100 3846506      178079      SH      SOLE          178079       0         0
Tuesday Morning       COM      899035505 314522        11959      SH      SOLE          11959        0         0
Union Pacific         COM      907818108 4645313       80064      SH      SOLE          80064        0         0
Varian Medical Sy     COM      92220P105 2708899       47054      SH      SOLE          47054        0         0
Zebra Technnologi     COM      989207105 3614558       48034      SH      SOLE          48034        0         0